Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,765,000.00
Total Fee Amount	5,629.65
Total Offset Amount	0.00
Net Fee	$ 5,629.65
Offering Table N/A
Offset Table N/A	N/A